UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment: Not an amendment.
Amendment Number: Not an amendment.
This Amendment is a restatement(Check only one.): Not an amendment.
Or
This Amendment adds new holdings entries: Not an amendment.

Institutional Investment Manager Filing this Report:

Name:     Evangelical Lutheran Church In America Board Of Pensions
Address:  800 Marquette Ave., Suite 1050
          Minneapolis, MN  55402-0000

Form 13F File Number: 028-03247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Mary Johnson
Title: Controller and Assistant Treasurer
Phone: 612-333-7651

Signature, Place, and Date of Signing:

/s/ Mary Johnson
Minneapolis, MN
November 15, 2001

Report Type (Check only one.):

 (X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 ( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Report Summary:
Number of Other Included Managers:   0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $294,692(x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ABBOTT LABS                    COM              002824100     3609    69600 SH       SOLE                  69600        0        0
D ALLTEL CORP                    COM              020039103     5279    91100 SH       SOLE                  91100        0        0
D AMERADA HESS CORP              COM              023551104     5048    79500 SH       SOLE                  79500        0        0
D AMERICAN EXPRESS CO            COM              025816109     5295   182200 SH       SOLE                 182200        0        0
D AUTOMATIC DATA PROCESSING INC  COM              053015103     8166   173600 SH       SOLE                 173600        0        0
D AVNET INC                      COM              053807103     3321   182600 SH       SOLE                 182600        0        0
D BANK OF AMERICA CORPORATION    COM              060505104     8380   143500 SH       SOLE                 143500        0        0
D BANK ONE CORP                  COM              06423A103     6393   203130 SH       SOLE                 203130        0        0
D BECTON DICKINSON & CO          COM              075887109     7452   201400 SH       SOLE                 201400        0        0
D BRISTOL MYERS SQUIBB CO        COM              110122108     3528    63500 SH       SOLE                  63500        0        0
D BURLINGTON NORTHN SANTA FE CP  COM              12189T104     5799   216800 SH       SOLE                 216800        0        0
D BURLINGTON RES INC             COM              122014103     4878   142600 SH       SOLE                 142600        0        0
D CHEVRON CORPORATION            COM              166751107     6297    74300 SH       SOLE                  74300        0        0
D CHUBB CORP                     COM              171232101     4934    69100 SH       SOLE                  69100        0        0
D COCA COLA CO                   COM              191216100     5650   120600 SH       SOLE                 120600        0        0
D COMPAQ COMPUTER CORP           COM              204493100     2404   289300 SH       SOLE                 289300        0        0
D DISNEY WALT CO                 COM DISNEY       254687106     3272   175700 SH       SOLE                 175700        0        0
D DOW CHEM CO                    COM              260543103     2113    64500 SH       SOLE                  64500        0        0
D ELECTRONIC DATA SYS NEW        COM              285661104     6178   107300 SH       SOLE                 107300        0        0
D EXXON MOBIL CORP               COM              30231G102     3073    78000 SH       SOLE                  78000        0        0
D GANNETT INC                    COM              364730101     6534   108700 SH       SOLE                 108700        0        0
D GOODYEAR TIRE & RUBR CO        COM              382550101     3598   195200 SH       SOLE                 195200        0        0
D GRAINGER W W INC               COM              384802104     5610   144400 SH       SOLE                 144400        0        0
D HARRIS CORP DEL                COM              413875105     5244   164800 SH       SOLE                 164800        0        0
D HEINZ H J CO                   COM              423074103     7309   173400 SH       SOLE                 173400        0        0
D HEWLETT PACKARD CO             COM              428236103     4768   297100 SH       SOLE                 297100        0        0
D INGERSOLL-RAND CO              COM              456866102     4323   127900 SH       SOLE                 127900        0        0
D J P MORGAN CHASE & CO          COM              46625H100     5437   159220 SH       SOLE                 159220        0        0
D JOHNSON & JOHNSON              COM              478160104     5972   107800 SH       SOLE                 107800        0        0
D LILLY ELI & CO                 COM              532457108     4406    54600 SH       SOLE                  54600        0        0
D LINCOLN NATL CORP IND          COM              534187109     7419   159100 SH       SOLE                 159100        0        0
D MANPOWER INC                   COM              56418H100     3552   134900 SH       SOLE                 134900        0        0
D MERCK & CO INC                 COM              589331107     3337    50100 SH       SOLE                  50100        0        0
D MINNESOTA MNG & MFG CO         COM              604059105     4782    48600 SH       SOLE                  48600        0        0
D MOTOROLA INC                   COM              620076109     6366   408100 SH       SOLE                 408100        0        0
D OGE ENERGY CORP                COM              670837103     6810   311400 SH       SOLE                 311400        0        0
D PARKER HANNIFIN CORP           COM              701094104     1598    46600 SH       SOLE                  46600        0        0
D PEPSICO INC                    COM              713448108     4414    91000 SH       SOLE                  91000        0        0
D PITNEY BOWES INC               COM              724479100     8037   210400 SH       SOLE                 210400        0        0
D POTASH CORP SASK INC           COM              73755L107     4188    75200 SH       SOLE                  75200        0        0
D PROCTER & GAMBLE CO            COM              742718109     4287    58900 SH       SOLE                  58900        0        0
D PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1591    37400 SH       SOLE                  37400        0        0
D SBC COMMUNICATIONS INC         COM              78387G103     4645    98580 SH       SOLE                  98580        0        0
D SAFECO CORP                    COM              786429100     5150   169800 SH       SOLE                 169800        0        0
D ST PAUL COS INC                COM              792860108     6063   147100 SH       SOLE                 147100        0        0
D SARA LEE CORP                  COM              803111103     8533   400600 SH       SOLE                 400600        0        0
D SCHERING PLOUGH CORP           COM              806605101     4040   108900 SH       SOLE                 108900        0        0
D SEARS ROEBUCK & CO             COM              812387108     5854   169000 SH       SOLE                 169000        0        0
D SEMPRA ENERGY                  COM              816851109     4673   188800 SH       SOLE                 188800        0        0
D SHERWIN WILLIAMS CO            COM              824348106     4760   214200 SH       SOLE                 214200        0        0
D SUPERVALU INC                  COM              868536103     6152   304100 SH       SOLE                 304100        0        0
D TEXTRON INC                    COM              883203101     4154   123600 SH       SOLE                 123600        0        0
D US BANCORP DEL                 COM NEW          902973304     4607   207700 SH       SOLE                 207700        0        0
D VULCAN MATLS CO                COM              929160109     5119   118500 SH       SOLE                 118500        0        0
D WACHOVIA CORP 2ND NEW          COM              929903102     2908    93800 SH       SOLE                  93800        0        0
D WELLS FARGO & CO NEW           COM              949746101     8952   201400 SH       SOLE                 201400        0        0
D WHIRLPOOL CORP                 COM              963320106      780    14100 SH       SOLE                  14100        0        0
D XCEL ENERGY INC                COM              98389B100     7651   271800 SH       SOLE                 271800        0        0
S REPORT SUMMARY                 58 DATA RECORDS              294692           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED